UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06114
Cavanal Hill Funds
(Exact name of registrant as specified in charter)
	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
	(Address of principal executive offices)	(Zip code)
	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 762-7085

Date of fiscal year end:	8/31

Date of reporting period:	5/31/11

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Corporate Bonds (14.2%)
Banking (0.9%)
$5,815,000	Citibank North America, 1.25%, 11/15/11(a)	$5,842,732
3,012,000	Citibank North America, 1.50%, 7/12/11(a)	3,016,802
		8,859,534
Financial Services (13.3%)
15,000,000	Citigroup Funding, Inc., 1.25%, 6/3/11(a)	15,000,743
1,938,000	Citigroup, Inc., 2.88%, 12/9/11(a)	1,964,763
29,963,000	General Electric Capital Corp., 3.00%, 12/9/11, MTN(a)	30,393,258
4,780,000	General Electric Capital Corp., Series G, 2.25%, 3/12/12, GMTN(a)	4,854,970
29,416,000	Goldman Sachs Group, Inc., 1.63%, 7/15/11(a)	29,463,735
20,000,000	JPMorgan Chase & Co., 3.13%, 12/1/11(a)	20,293,306
25,000,000	Morgan Stanley, 2.00%, 9/22/11(a)	25,133,351
		127,104,126
Total Corporate Bonds		135,963,660
U.S. Treasury Obligations (13.4%)
	U.S. Treasury Notes
20,000,000	1.00%, 10/31/11	20,058,693
25,000,000	4.50%, 11/30/11	25,525,899
20,000,000	4.50%, 4/30/12	20,781,239
25,000,000	4.63%, 12/31/11	25,628,833
15,000,000	4.63%, 2/29/12	15,483,205
20,000,000	4.88%, 7/31/11	20,158,809
Total U.S. Treasury Obligations		127,636,678
Repurchase Agreements (72.1%)
25,000,000	Credit Agricole CIB NY, 0.06%, 8/18/11, (Purchased on 5/18/11, proceeds at maturity $25,003,833, collateralized by U.S. Treasury Notes, (4.13% - 4.75%), (1/31/12 - 5/15/15), fair value $25,500,294)(b)	25,000,000
150,000,000	Credit Agricole CIB NY, 0.10%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $150,000,417, collateralized by U.S. Treasury Notes, (1.38% - 4.75%), (1/31/12 - 4/15/13), fair value $153,000,076)	150,000,000
63,434,021	Deutsche Bank Securities, Inc., 0.10%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $63,434,198, collateralized by GNMA, (4.00% - 5.00%), (10/15/39 - 3/20/41), fair value $64,702,702)	63,434,021
175,000,000	Goldman Sachs & Co., 0.13%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $175,000,632, collateralized by GNMA, (5.00% - 6.00%), (12/15/36 - 8/15/40), fair value $178,500,000)	175,000,000
125,000,000	Merrill Lynch, Pierce Fenner & Smith, Inc., 0.10%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $125,000,347, collateralized by GNMA, (3.71% - 6.50%), (2/20/31 - 4/15/51), fair value $127,500,001)	125,000,000
150,000,000	Societe Generale, 0.10%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $150,000,417, collateralized by GNMA, (4.50% - 5.00%), (12/20/40 - 2/20/41), fair value $153,000,001)	150,000,000
Total Repurchase Agreements		688,434,021
Total Investments (Cost $952,034,359)(c) — 99.7%		952,034,359
Other assets in excess of liabilities — 0.3%		2,761,730
Net Assets — 100.0%		$954,796,089

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Illiquid security
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (21.8%)
Banking & Financial Services (21.8%)
$10,000,000	Bank of Nova Scotia NY YCD, 0.21%, 1/18/12(a)	$10,000,000
20,000,000	Barclays Bank PLC NY YCD, 0.56%, 7/18/11	20,000,000
10,000,000	Barclays Bank PLC NY YCD, 0.58%, 7/29/11	10,000,000
10,000,000	BNP Paribas NY YCD, 0.54%, 9/7/11	10,000,000
20,000,000	BNP Paribas NY YCD, 0.70%, 1/10/12	20,000,000
25,000,000	Credit Agricole CIB NY, 0.11%, 6/2/11	25,000,000
10,000,000	Deutsche Bank NY YCD, 0.32%, 11/4/11(a)	10,000,000
10,000,000	Rabobank Nederland NV NY YCD, 0.25%, 1/13/12(a)	10,000,000
20,000,000	Rabobank NY YCD, 0.31%, 7/5/11	20,000,000
15,000,000	Toronto Dominion Bank NY YCD, 0.26%, 10/28/11(a)	15,000,000
15,000,000	Toronto Dominion Bank NY YCD, 0.40%, 9/8/11	15,000,000
Total Certificates of Deposit		165,000,000
Commercial Paper (26.9%)
Banking (6.6%)
25,000,000	Bank of America Corp., 0.08%, 6/1/11(b)	25,000,000
25,000,000	Societe Generale North America, 0.57%, 10/3/11(b)	24,950,917
		49,950,917
Cosmetics/Personal Care (2.4%)
18,500,000	Procter & Gamble Co., 0.11%, 6/20/11(b)(c)	18,498,926
Diversified Manufacturing Operations (2.5%)
19,000,000	General Electric Co., 0.10%, 7/1/11(b)	18,998,417
Financial Services (11.4%)
20,000,000	Allianz Finance Corp., 0.14%, 6/17/11(b)(c)	19,998,756
11,000,000	General Electric Capital Corp., 0.35%, 6/27/11(b)	10,997,219
25,000,000	National Australia Funding, 0.34%, 7/11/11(b)(c)	24,990,694
5,000,000	Westpac Banking Corp., 0.29%, 11/2/11(b)(c)	4,993,797
25,000,000	Westpac Banking Corp., 0.46%, 11/29/11(b)(c)	24,942,181
		85,922,647
Food (4.0%)
30,000,000	Nestle Capital Corp., 0.21%, 9/9/11(b)(c)	29,982,500
Total Commercial Paper		203,353,407
Corporate Bond (1.3%)
Financial Services (1.3%)
10,000,000	Credit Suisse USA, Inc., 0.46%, 8/16/11(a)	10,003,148
Total Corporate Bond		10,003,148
U.S. Government Agency Securities (7.3%)
10,000,000	Federal Farm Credit Bank, Series 1, 0.16%, 9/20/11(a)	9,999,848
15,000,000	Federal Home Loan Bank, Series 1, 0.11%, 8/12/11(a)	14,998,508
20,000,000	Federal Home Loan Bank, Series 2, 0.19%, 10/20/11(a)	20,000,000
10,000,000	Federal Home Loan Mortgage Corp., 0.09%, 11/9/11(a)	9,996,873
Total U.S. Government Agency Securities		54,995,229
Repurchase Agreements (42.7%)
75,000,000	Credit Agricole CIB NY, 0.12%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $75,000,250, collateralized by U.S. Treasury Notes, 1.38%, (4/15/12 - 2/15/13), fair value $76,500,008)	75,000,000
48,628,434	Deutsche Bank Securities, Inc., 0.11%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $48,628,583, collateralized by U.S. Government Agency Bonds, (2.00% - 5.87%), (7/18/11 - 1/5/27), fair value $49,601,948)	48,628,434
75,000,000	Goldman Sachs & Co., 0.11%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $75,000,229, collateralized by FHLB, (1.38% - 4.63%), (6/8/12 - 10/10/12), fair value $76,501,934)	75,000,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$125,000,000	Merrill Lynch, Pierce Fenner & Smith, Inc., 0.10%, 6/1/11, (Purchased on 5/31/11, proceeds at maturity $125,000,347, collateralized by U.S. Government Agency Bonds, 0.00%, (7/6/11 - 11/7/11), fair value $127,500,579)	$125,000,000
Total Repurchase Agreements		323,628,434
Total Investments (Cost $756,980,218)(d) — 100.0%		756,980,218
Other assets in excess of liabilities — 0.0%		202,982
Net Assets — 100.0%		$757,183,200

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(b)	Rate represents the effective yield at purchase.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

FHLB	Federal Home Loan Bank
YCD	Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (91.7%)
Colorado (5.8%)
$8,400,000	Broomfield Colorado Urban Renewal, 0.19%, 6/7/11, Enhanced by: LOC(a)(b)	$8,400,000
5,600,000	Castle Rock Colorado Certificate of Participation, 0.25%, 6/7/11, Enhanced by: LOC(a)(b)	5,600,000
6,000,000	Denver Colorado City & County Airport Revenue, 0.23%, 6/7/11, Enhanced by: LOC, AMT(a)(b)	6,000,000

		20,000,000

Florida (10.0%)
13,000,000	Orange County Florida Health Facilities Authority Revenue, Series A-1, 0.75%, 6/1/11, Insured by: AGM(a)(b)	13,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.22%, 6/7/11, Enhanced by: LOC, AMT(a)(b)	4,590,000
17,000,000	Palm Beach County Florida School Board Partnership, 0.50%, 6/7/11, Insured by: AGM(a)(b)	17,000,000

		34,590,000

Georgia (2.3%)
7,910,000	DeKalb County Georgia Development Authority Revenue, 0.18%, 6/7/11, Enhanced by: LOC(a)(b)	7,910,000

Illinois (10.8%)
15,000,000	Chicago Illinois O’Hare International Airport Revenue, 0.55%, 6/7/11, Enhanced by: LOC(a)(b)	15,000,000
8,200,000	Cook County Illinois Revenue, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	8,200,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	7,500,000
6,400,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	6,400,000

		37,100,000

Kansas (2.2%)
7,580,000	Kansas State Development Financial Authority Hospital Revenue, Series C, 0.14%, 6/7/11, Enhanced by: LOC(a)(b)	7,580,000

Kentucky (1.5%)
5,070,000	Jeffersontown Kentucky Lease Program Revenue, 0.25%, 6/7/11, Enhanced by: LOC(a)(b)	5,070,000

Michigan (0.2%)
661,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.20%, 6/7/11, Enhanced by: LOC, AMT(a)(b)	661,000

Missouri (1.9%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.22%, 6/7/11, Enhanced by: LOC(a)(b)	6,605,000

Oregon (4.4%)
15,000,000	Oregon State Tax Anticipation Notes, Series A, 2.00%, 6/30/11	15,019,109

Pennsylvania (16.9%)
15,900,000	Berks County Pennsylvania Municipal Authority Revenue, 0.38%, 6/7/11(a)(b)	15,900,000
7,800,000	Emmaus Pennsylvania General Authority Revenue, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	7,800,000
7,000,000	Emmaus Pennsylvania General Authority Revenue, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	7,000,000
17,450,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, 0.75%, 8/26/11, Enhanced by: LOC(a)(b)	17,450,000
10,000,000	Philadelphia Pennsylvania School District, Series F, 0.11%, 6/7/11, Enhanced by: LOC(a)(b)	10,000,000

		58,150,000

Tennessee (5.1%)
17,625,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.24%, 6/7/11, Enhanced by: LOC(a)(b)	17,625,000

Texas (10.8%)
10,000,000	Austin Texas Hotel Occupancy Tax Revenue, Subseries B, 0.54%, 6/7/11, Enhanced by: LOC(a)(b)	10,000,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.18%, 6/7/11, Enhanced by: LOC, AMT(a)(b)	8,000,000
15,000,000	Gulf Coast Waste Disposal Authority Pollution Control Revenue, 0.10%, 6/1/11(a)(b)	15,000,000
4,000,000	Houston Texas Airport System Revenue, 0.14%, 6/7/11, Enhanced by: LOC(a)(b)	4,000,000

		37,000,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund
Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
Municipal Bonds, continued:
Utah (6.7%)
$10,000,000	Emery County Utah Pollution Control Revenue, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	$10,000,000
13,000,000	Utah Transit Authority Sales Tax Revenue, 0.12%, 6/1/11, Enhanced by: LOC(a)(b)	13,000,000

		23,000,000

Virginia (3.4%)
11,645,000	Falls Church Virginia Economic Development Authority Revenue, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	11,645,000

Washington (1.4%)
5,000,000	Washington State Health Care Facilites Authority Revenue, Series C, 0.16%, 6/7/11, Enhanced by: LOC(a)(b)	5,000,000

Wisconsin (8.3%)
6,350,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.18%, 6/7/11, Enhanced by: LOC(a)(b)	6,350,000
7,300,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.20%, 6/7/11, Enhanced by: LOC(a)(b)	7,300,000
15,000,000	Wisconsin State Tax Anticipation Notes, 2.00%, 6/15/11	15,008,641

		28,658,641

Total Municipal Bonds		315,613,750

Commercial Paper (6.5%)
Illinois (4.7%)
16,263,000	Illinois Educational Facilities Authority, 0.32%, 11/7/11, Enhanced by: LOC	16,263,000

Virginia (1.8%)
5,995,000	Peninsula Ports Authority, 0.30%, 7/21/11, Enhanced by: LOC	5,995,000

Total Commercial Paper		22,258,000

Investment Companies (1.7%)
2,699,243	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	2,699,243
2,976,393	SEI Tax-Exempt Trust Institutional Tax Free, Class A	2,976,393

Total Investment Companies		5,675,636

Total Investments (Cost $343,547,386)(c) — 99.9%		343,547,386
Other assets in excess of liabilities — 0.1%		458,188

Net Assets — 100.0%		$344,005,574

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (97.1%)
Arizona (4.0%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$696,215
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	778,575
		1,474,790
California (0.3%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: AGM	10,074
10,000	Morgan Hill California Unified School District, GO, 5.00%, 8/1/12, Prerefunded 8/1/11 @ 101, Insured by: FGIC	10,176
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	73,512
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Continuously Callable @ 100.5, Insured by: AMBAC	25,079
		118,841
Colorado (2.4%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	893,422
Florida (2.1%)
10,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Continuously Callable @ 100, Insured by: MBIA	10,023
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC and FGIC*	747,306
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Continuously Callable @ 100, Insured by: AGM	20,048
		777,377
Georgia (1.1%)
10,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	10,373
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	395,381
		405,754
Hawaii (2.3%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	827,340
Illinois (8.7%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	342,684
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	238,153
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 7/11/11 @ 101, Insured by: AGM*	253,153
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	292,954
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	768,705
670,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	774,145
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	507,405
		3,177,199
Indiana (3.5%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	419,679
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	331,892

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana, continued:
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$525,825
		1,277,396
Iowa (4.4%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	762,509
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	841,289
		1,603,798
Kansas (2.0%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	732,571
Kentucky (0.1%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: AGM*	5,090
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: AGM*	10,041
		15,131
Maryland (1.8%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	658,097
Massachusetts (1.9%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	676,539
Michigan (2.8%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	502,720
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	114,796
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/11 @ 100, Insured by: AMBAC*	405,264
		1,022,780
Minnesota (2.1%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	786,540
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,482
New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	29,005
North Carolina (2.1%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	785,640
Oklahoma (1.2%)
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	285,000
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	158,285
		443,285
Oregon (2.2%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	816,082
Pennsylvania (6.6%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	903,517
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: Connie Lee, ETM(a)	10,342
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	703,811

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania, continued:
$750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	$811,838
		2,429,508
South Carolina (2.2%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	809,968
Tennessee (2.1%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	770,190
Texas (27.7%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	327,588
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	169,773
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	617,003
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	714,546
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	786,277
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	666,063
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	676,717
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	863,842
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	219,818
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	571,879
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Continuously Callable @ 100, Insured by: AMBAC	50,075
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	526,925
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	542,045
190,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Prerefunded 3/15/12 @ 100, Insured by: AGM	196,736
10,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Continuously Callable @ 100, Insured by: AGM	10,274
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	496,845
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	865,807
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	719,226
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,151,619
		10,173,058
Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	786,480
Washington (5.2%)
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	868,148
300,000	Seattle Washington Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	305,016
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	746,040
		1,919,204
Wisconsin (6.1%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,674
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	619,476

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin, continued:
$555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	$638,544
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	958,384
		2,237,078
Total Municipal Bonds		35,657,555
Investments in Affiliates (1.9%)
707,480	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.02%(b)	707,480
Total Investments in Affiliates		707,480
Total Investments (Cost $34,781,564)(c) — 99.0%		36,365,035
Other assets in excess of liabilities — 1.0%		384,572
Net Assets — 100.0%		$36,749,607

(a)	Security was fair valued at May 31, 2011, using procedures approved by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (4.9%)
$30,131	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$29,987
1,072,463	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)(c)	37,536
193,875	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	196,928
23,177	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	23,113
19,335	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	18,660
471,756	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(b)	471,518
138,237	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	130,515
69,815	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.42%, 1/15/34(b)	47,194
840,693	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.07%, 11/25/34(b)	294,838
11,206	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	11,211
1,593,390	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(b)	1,631,782
233,027	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.95%, 9/25/33(b)	97,439
609,986	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	435,497
90,232	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	80,932
179,189	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(b)	166,892
521,547	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	423,800
534,287	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(b)	331,679
2,664,099	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.72%, 8/5/36(a)(b)(c)	27
Total Asset Backed Securities		4,429,548
Mortgage Backed Securities† (35.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
341,335	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.80%, 2/25/36(b)	153,978
26,899	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.03%, 7/25/35(b)	18,816
73,409	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.62%, 7/20/35(b)	42,194
66,115	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.33%, 9/25/34(b)	59,963
239,022	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.75%, 12/25/36(b)	27,780
107,149	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.03%, 8/25/35(b)	82,824
222,708	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.69%, 9/25/34(b)	213,383
70,024	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.84%, 1/25/36(b)	38,393
		637,331
Alt-A - Fixed Rate Mortgage Backed Securities (9.8%)
786,419	Bank of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	790,837
154,469	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	158,521
63,330	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	57,638
101,549	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	79,052
36,748	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	37,378
65,033	Countrywide Alternative Loan Trust, Series 2003-1T1, Class A2, 5.00%, 4/25/33	65,237
68,963	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A6, 5.00%, 8/25/33	69,156
31,373	Countrywide Alternative Loan Trust, Series 2004-1T1, Class A2, 5.50%, 2/25/34	31,475
87,587	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	87,787

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$150,029	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	$129,047
70,028	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	24,736
78,637	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	50,298
33,351	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	33,200
71,886	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	58,778
436,262	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	310,785
72,831	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	55,236
172,546	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	168,061
7,184	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.29%, 10/25/36(b)	3,174
969,740	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	940,886
70,773	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(b)	71,726
24,172	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(b)	14,205
32,065	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	31,874
230,560	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	181,859
595,638	JPMorgan Re-Remic, Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(d)	604,626
73,058	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 2.80%, 4/21/34(b)	71,828
116,322	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	118,624
339,022	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	347,310
388,751	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	389,059
14,972	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	15,478
745,571	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	779,477
53,835	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	55,837
15,890	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	15,152
602,901	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(b)	271,918
57,012	Residential Accredit Loans, Inc., Series 2003-QS15, Class A1, 4.00%, 8/25/33	56,978
186,711	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	189,192
929,975	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	959,933
548,569	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	560,661
114,300	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	114,280
30,585	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	30,589
78,587	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	80,375
161,496	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	106,867
67,839	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	68,872
47,843	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	50,238
12,680	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	13,425
62,661	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	62,951
94,131	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	55,299
130,801	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	103,382

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$331,019	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(b)	$321,054
108,343	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	95,575
		8,989,926
Commercial Mortgage Backed Securities (0.0%)
600	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	600
Prime Adjustable Rate Mortgage Backed Securities (8.0%)
175,551	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.65%, 3/25/35(b)	167,332
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.80%, 5/25/35(b)	60,625
37,432	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.75%, 6/25/34(b)	34,630
89,062	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.92%, 7/25/33(b)	84,766
43,952	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 5.78%, 11/20/36(b)	34,875
61,602	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.56%, 10/25/35(b)	54,271
193,953	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.84%, 10/25/36(b)	127,856
27,138	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.95%, 9/25/34(b)	20,172
63,575	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.97%, 1/25/35(b)	58,300
118,897	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	118,894
116,814	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.90%, 8/25/35(b)	109,881
44,415	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.82%, 2/25/34(b)	37,451
211,228	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.97%, 8/25/34(b)	175,616
65,987	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.02%, 2/19/34(b)	61,482
1,442	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.30%, 9/25/33(b)	1,180
174,550	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.90%, 11/25/34(b)	167,398
831,208	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.31%, 6/26/37(b)(d)	824,156
59,307	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.88%, 10/25/35(b)	50,249
405,002	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.15%, 11/19/35(b)	354,998
220,236	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.75%, 11/25/35(b)	205,314
151,924	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.87%, 4/25/35(b)	130,463
73,810	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.94%, 12/19/35(b)	56,539
276,513	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.99%, 1/19/35(b)	135,406
193,152	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.62%, 8/25/34(b)	166,123
45,712	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.71%, 8/25/34(b)	34,237
16,423	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 3.04%, 10/25/34(b)	13,805
224,966	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 4.92%, 9/25/36(b)	162,776
127,433	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 5.02%, 8/25/36(b)	63,216
83,303	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.45%, 7/25/36(b)	69,668
54,438	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 3.13%, 9/25/35(b)	49,665
50,000	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 3.21%, 10/25/35(b)	47,039
16,568	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.86%, 8/25/36(b)	13,685
41,479	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.18%, 7/25/35(b)	39,799
401,693	JPMorgan Re-Remic, Series 2009-5, Class 2A1, 5.09%, 1/26/37(b)(d)	394,507

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$373,523	JPMorgan Re-Remic, Series 2009-7, Class 8A1, 5.53%, 1/27/47(b)(d)	$379,787
7,378	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.54%, 2/25/34(b)	7,119
62,349	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.86%, 7/25/34(b)	59,397
86,980	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.22%, 12/25/34(b)	82,455
187,134	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.75%, 8/25/34(b)	162,877
109,000	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.94%, 8/25/34(b)	89,542
61,439	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.54%, 12/25/35(b)	44,799
175,987	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.55%, 6/25/34(b)	162,520
120,756	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.67%, 11/25/34(b)	95,392
613,487	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.67%, 4/25/34(b)	515,345
9,714	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.69%, 2/25/34(b)	8,555
136,423	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.70%, 12/25/34(b)	103,769
66,241	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.64%, 12/27/35(b)	37,318
96,575	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.56%, 7/25/33(b)	84,096
368,152	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.25%, 8/20/35(b)	207,824
47,999	Washington Mutual, Series 2004-AR3, Class A2, 2.58%, 6/25/34(b)	47,082
10,219	Washington Mutual, Series 2006-AR8, Class 1A1, 5.61%, 8/25/46(b)	8,477
39,865	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.67%, 7/25/44(b)	31,741
134,219	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 2.72%, 10/25/35(b)	129,524
377,984	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.41%, 11/25/36(b)	338,851
60,330	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.57%, 9/25/36(b)	52,996
195,366	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.74%, 2/25/35(b)	183,652
39,062	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.78%, 5/25/35(b)	36,229
116,100	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.83%, 10/25/35(b)	113,363
42,734	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.88%, 7/25/34(b)	41,054
32,515	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.92%, 12/25/34(b)	31,958
65,206	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 3.50%, 6/25/34(b)	63,425
57,186	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	58,879
		7,304,400
Prime Fixed Mortgage Backed Securities (15.0%)
570,823	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(b)	575,613
506,594	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(b)	306,805
7,461	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	7,576
142,418	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	144,827
71,509	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.88%, 2/25/36(b)	57,644

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Fixed Mortgage Backed Securities, continued:
$52,457	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.11%, 9/25/33(b)	$51,254
55,081	Bank of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	55,255
14,690	Bank of America Mortgage Securities, Series 2005-2, Class 1A6, 5.50%, 3/25/35	14,695
196,571	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.19%, 3/25/31(b)	207,413
45,044	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	46,567
186,721	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.84%, 7/25/37(b)	175,057
15,645	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	15,754
69,019	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	68,493
770,307	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(d)	800,765
4,981	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	5,111
7,023	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18(d)	7,198
152,240	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	159,037
371,844	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	375,518
54,931	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	55,612
17,673	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	17,630
150,487	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	152,373
3,252	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	3,245
297,708	Countrywide Home Loans, Series 2004-13, Class 2A1, 5.00%, 8/25/34	299,547
4,502	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	4,491
19,020	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	19,079
148,234	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	57,684
46,982	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 2.56%, 2/25/33(b)	45,666
242,554	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.64%, 11/25/32(b)	56,357
20,306	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	19,981
488,460	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	491,520
61,913	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	61,921
8,897	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	9,155
8,378	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	8,283
141,373	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	145,126
988,859	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	1,003,875
174,710	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	183,054
70,688	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	75,455
222,320	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	109,356
119,954	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	122,968

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Fixed Mortgage Backed Securities, continued:
$114,790	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	$91,256
127,704	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	130,318
20,437	First Horizon Mortgage Pass-Through Trust, Series 2004-2, Class 1A4, 5.00%, 5/25/34	20,394
8,536	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A1, 5.25%, 1/25/35	8,515
285,071	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	291,771
197,694	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	192,923
53,854	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	54,004
132,475	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	128,661
9,249	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	9,390
40,829	JPMorgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	40,786
375,718	JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	382,785
24,010	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	23,532
56,270	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	44,313
96,093	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	98,192
698,278	Master Asset Securitization Trust, Series 2003-11, 5.00%, 12/25/18	713,286
144,383	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	144,120
128,505	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	134,482
55,316	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	57,272
67,892	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	71,069
56,439	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.21%, 9/25/17(b)	59,022
196,382	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	201,121
91,795	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	93,691
57,428	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	57,193
84,645	RAAC, Series 2004-SP2, Class A1, 5.98%, 1/25/17(b)	86,579
20,058	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	20,541
48,183	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	49,547
6,924	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	6,971
53,704	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	53,687
100,692	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	100,630
112,964	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	109,626
93,415	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	96,674
365,473	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	389,538
162,050	Structured Asset Securities Corp., Series 2003-14, Class 1A3, 5.50%, 5/25/33	166,923
191,306	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	191,192
664,564	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	657,785
322,867	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	335,005
75,139	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	75,391
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	1,851
88,576	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	89,337

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Fixed Mortgage Backed Securities, continued:
$44,586	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	$45,665
45,290	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	46,927
6,327	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	6,498
387,657	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	395,388
147,041	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	149,819
720,701	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	751,042
406,862	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A7, 5.00%, 6/25/33	412,461
279,675	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	288,844
37,054	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS7, Class 2A1, 5.50%, 10/25/17	37,801
51,373	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	52,704
27,026	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.89%, 4/25/36(b)	24,707
		13,708,189
U.S. Government Agency Mortgage Backed Securities (1.5%)
157,317	Fannie Mae, 2.09%, 1/1/35, Pool # 805386(b)	162,902
19,437	Fannie Mae, 2.35%, 6/1/19, Pool # 91574(b)	20,397
43,115	Fannie Mae, 2.50%, 6/1/32, Pool # 725286(b)	45,370
59,701	Fannie Mae, 2.56%, 12/1/22, Pool # 303247(b)	60,196
78,926	Fannie Mae, 2.63%, 2/1/30, Pool # 556998(b)	83,085
53,647	Fannie Mae, 3.15%, 7/1/27, Pool # 123496(b)	54,341
11,702	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	11,790
10,462	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	10,962
21,699	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	22,617
1,634	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	1,649
103,241	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	112,879
89,112	Fannie Mae, 5.84%, 7/1/36, Pool # 805386(b)	95,995
17,804	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	19,849
74,431	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	75,865
2,940	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	3,023
14,483	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	14,662
42,440	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	50,112
847	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	953
8,478	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	9,166
3,610	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	4,118
15,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	17,134
3,468	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	3,588
41,443	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	47,340
6,709	Freddie Mac, 1.75%, 3/1/17, Pool # 350044(b)	6,822
23,075	Freddie Mac, 2.04%, 4/1/36, Pool # 1N0148(b)	24,267
6,661	Freddie Mac, Series 1228, Class M, 2.55%, 3/15/22(b)	6,683
14,938	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	15,225
14,341	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	14,666
10,545	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	11,117
33,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	36,542
3,032	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	3,062
22,462	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	24,968
3,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	3,087
5,265	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	5,264
13,570	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	15,184
3,072	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	3,513
9,211	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	10,350
4,691	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	5,122

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	$4,765
12,498	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	14,428
8,062	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	9,293
48,772	Government National Mortgage Assoc., 1.88%, 5/20/34, Pool # 80916(b)	50,237
21,591	Government National Mortgage Assoc., 2.00%, 11/20/29, Pool # 876947(b)	22,269
9,689	Government National Mortgage Assoc., 2.13%, 12/20/27, Pool # 80141(b)	9,999
8,517	Government National Mortgage Assoc., 2.25%, 3/20/29, Pool # 80263(b)	8,817
17,087	Government National Mortgage Assoc., 2.38%, 1/20/23, Pool # 8123(b)	17,698
15,181	Government National Mortgage Assoc., 2.38%, 1/20/25, Pool # 8580(b)	15,724
8,572	Government National Mortgage Assoc., 2.38%, 3/20/26, Pool # 8832(b)	8,878
11,627	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool # 8437(b)	12,021
9,212	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool # 8889(b)	9,524
20,217	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool # 8585(b)	20,953
5,942	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool # 8103(b)	6,201
322	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	366
374	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	430
393	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	454
691	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	807
		1,326,729
Total Mortgage Backed Securities		31,967,175
Corporate Bonds (10.7%)
Diversified Financial Services (1.7%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	533,198
350,000	General Electric Capital Corp., 4.15%, 5/15/12	357,210
600,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	663,002
		1,553,410
Electric Integrated (1.3%)
1,215,000	Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/11	1,215,170
Financial Services (6.3%)
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	315,579
1,000,000	Citigroup, Inc., 5.10%, 9/29/11	1,014,557
750,000	Citigroup, Inc., 5.85%, 7/2/13	810,976
1,500,000	I-Preferred Term Securities IV, 1.06%, 6/24/34, Continuously Callable @ 100(b)(d)	975,000
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12(e)	520,000
500,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(b)	496,251
1,068,000	Morgan Stanley, Series C, 4.46%, 11/1/13, MTN(b)	1,123,739
501,365	Preferred Term Securities IX, 2.11%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	110,300
307,273	Preferred Term Securities V, 2.41%, 4/3/32, Continuously Callable @ 100(b)(c)(d)	3,073
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	122
334,400	Trains 10-2002, 6.32%, 1/15/12(b)(d)	340,606
		5,710,203
Insurance (1.0%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(d)	536,659
350,000	MetLife, Inc., 6.75%, 6/1/16	413,433
		950,092
Telecommunications-Services & Equipment (0.4%)
350,000	AT&T Mobility LLC, 6.50%, 12/15/11	361,145
Total Corporate Bonds		9,790,020

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities (13.0%)
	Fannie Mae
$2,039,000	1.00%, 11/23/15, Callable 11/23/11 @ 100(f)*	$2,050,121
600,000	1.00%, 1/27/16, Callable 1/27/12 @ 100(f)*	603,544
750,000	1.50%, 7/13/15, Callable 7/13/11 @ 100(f)*	751,361
1,000,000	1.50%, 5/10/16, Callable 11/10/11 @ 100(f)*	1,003,069
	Fannie Mae Strips
1,000,000	12.14%, 11/15/16(g)	871,895
	Federal Home Loan Bank
1,500,000	1.00%, 6/13/14, Callable 9/13/11 @ 100(f)*	1,497,450
385,000	1.25%, 3/10/16, Callable 6/10/11 @ 100(f)*	385,117
	Freddie Mac, Series 2
1,000,000	1.00%, 3/7/14, Callable 6/7/11 @ 100, MTN(f)*	1,000,108
1,000,000	1.00%, 9/22/14, Callable 6/22/11 @ 100, MTN(f)*	1,000,317
650,000	1.00%, 9/30/15, Callable 6/30/11 @ 100, MTN(f)*	650,488
1,000,000	1.25%, 8/25/15, Callable 8/25/11 @ 100, MTN(f)*	1,003,161
1,000,000	1.50%, 12/16/14, Callable 12/16/11 @ 100*	1,002,874
Total U.S. Government Agency Securities		11,819,505
U.S. Treasury Obligations (31.7%)
	U.S. Treasury Notes
2,500,000	0.38%, 8/31/12	2,503,515
1,000,000	0.88%, 1/31/12	1,004,805
3,000,000	0.88%, 2/29/12	3,015,810
3,000,000	1.00%, 4/30/12	3,021,570
6,000,000	1.25%, 3/15/14	6,090,000
6,750,000	1.25%, 9/30/15	6,712,031
2,000,000	1.38%, 3/15/13	2,034,540
3,500,000	2.00%, 4/30/16	3,557,680
1,000,000	2.25%, 11/30/17	1,001,719
Total U.S. Treasury Obligations		28,941,670
Investments in Affiliates (7.1%)
6,490,795	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	6,490,795
Total Investments in Affiliates		6,490,795
Total Investments (Cost $102,680,992)(h) — 102.4%		93,438,713
Liabilities in excess of other assets — (2.4)%		(2,182,821)
Net Assets — 100.0%		$91,255,892

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2011.
(g)	Rate represents the effective yield at purchase.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.9%)
$17,074	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$16,993
671,724	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.46%, 12/23/37(a)(b)(c)	6,717
845,636	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	8,456
16,224	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	16,180
63,056	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	61,581
155,351	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.95%, 9/25/33(b)	64,959
312,928	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	254,280
2,220,083	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.72%, 8/5/36(a)(b)(c)	22
Total Asset Backed Securities		429,188
Mortgage Backed Securities† (42.7%)
Alt-A - Fixed Rate Mortgage Backed Securities (16.7%)
86,057	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	83,061
179,109	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	164,073
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	105,911
96,194	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	88,573
292,440	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	101,042
244,230	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	57,915
115,669	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	118,680
51,221	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	51,745
229,611	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	163,571
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	145,042
31,613	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	31,611
58,605	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	61,028
71,163	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	72,902
63,845	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	64,850
114,829	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	117,634
83,372	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	84,214
192,742	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	196,613
28,476	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	27,642
71,845	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	74,532
99,578	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	104,397
164,987	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	150,005
254,249	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	234,812
154,966	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(b)	144,742
141,114	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	79,070
84,874	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(b)(d)	78,949
60,869	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	62,765
79,206	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	80,084
24,100	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	24,648
70,403	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	65,748

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$77,607	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	$70,971
198,473	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	199,997
45,078	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	46,700
60,131	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	41,943
97,370	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	61,406
142,640	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	122,600
207,994	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	165,777
28,076	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 4/25/18	28,897
174,820	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	144,017
		3,718,167
Prime Adjustable Rate Mortgage Backed Securities (8.0%)
40,194	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.24%, 11/20/34(b)	34,319
85,561	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.16%, 11/25/34(b)	71,575
56,541	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.90%, 10/25/33(b)	57,150
94,902	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.76%, 2/25/34(b)	93,770
117,349	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.97%, 8/25/34(b)	97,564
72,396	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.54%, 4/25/37(b)	48,913
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.13%, 9/25/35(b)	503,515
130,000	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.01%, 10/25/36(b)	93,826
355,000	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35(b)	342,266
37,508	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.66%, 4/25/36(b)	33,115
60,233	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(b)	61,056
223,024	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.48%, 3/25/34(b)	215,192
184,076	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.25%, 8/20/35(b)	103,912
15,434	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.88%, 5/25/34(b)	15,814
		1,771,987
Prime Fixed Mortgage Backed Securities (13.0%)
139,214	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(b)	131,961
62,671	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	63,058
76,040	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	77,718
15,015	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	15,522
88,213	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	86,646
68,216	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	69,027
39,067	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	39,484
17,258	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	17,610
87,686	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	89,370
80,010	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	82,221
137,357	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	141,681
57,912	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	56,462
63,420	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	56,249

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Fixed Mortgage Backed Securities, continued:
$55,275	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	$57,355
51,226	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	51,935
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	76,110
86,299	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	88,558
133,515	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	133,531
45,796	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	47,983
25,331	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	25,929
4,554	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	4,755
37,536	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	38,863
125,895	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	129,781
16,798	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	17,698
84,645	RAAC, Series 2004-SP2, Class A1, 5.98%, 1/25/17(b)	86,579
204,774	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	195,889
31,769	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	32,668
40,354	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	39,624
36,377	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	37,021
45,347	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	48,333
67,665	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	68,678
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	20,310
46,318	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	47,787
821	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	831
45,654	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	49,484
94,947	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	98,188
18,500	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	18,957
60,104	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	62,689
5,020	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	5,219
48,753	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	50,362
78,574	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	82,002
220,929	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	223,611
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	121,293
		2,889,032
U.S. Government Agency Mortgage Backed Securities (5.0%)
3,225	Fannie Mae, Series 1992-45, Class F, 2.51%, 4/25/22(b)	3,306
20,240	Fannie Mae, 2.77%, 9/1/33, Pool #739372(b)	21,266
17,538	Fannie Mae, 2.88%, 7/1/23, Pool #224951(b)	18,392
264,763	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	266,960
4,512	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	4,666
3,384	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	3,400
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	35,799
31,032	Fannie Mae, 5.40%, 1/1/37, Pool #906675(b)	32,705
76	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	81
1,391	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,544
22,557	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	24,638

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$15,148	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	$16,847
9,762	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	11,110
38,348	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	43,596
2,711	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,113
14,410	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	16,563
10,298	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	11,649
1,620	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	1,834
8,019	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	9,230
2,675	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	3,049
2,517	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	2,879
1,267	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,478
1,201	Freddie Mac, Series 1227, Class P, 2.84%, 3/15/22(b)	1,237
97,677	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	104,231
5,864	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	5,909
81,166	Freddie Mac, 5.22%, 8/1/34, Pool #755230(b)	84,894
4,209	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	4,684
21,341	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	22,871
13,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	14,502
27,008	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	28,340
9,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	9,978
20,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	22,146
8,663	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	8,749
15,951	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	19,001
15,080	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	16,987
11,775	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	13,340
14,856	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	15,746
5,623	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	6,414
12,580	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	12,577
4,997	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	5,675
20,250	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	23,800
29,584	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	34,152
3,873	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	3,882
6,920	Freddie Mac, 9.00%, 5/1/16, Pool #170164	7,828
5,917	Freddie Mac, 9.00%, 6/1/16, Pool #170171	6,693
7,897	Freddie Mac, 9.00%, 9/1/16, Pool #170192	8,957
4,991	Freddie Mac, 9.50%, 6/1/16, Pool #274005	5,067
2,845	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	2,879
10,957	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	11,493
10,000	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	11,584
378	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	438
6,322	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	6,895
2,708	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	2,737
6,111	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	7,186
2,056	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,417
472	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	557
1,178	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,383
3,854	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	4,542
20,767	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	24,475
21,854	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	25,802

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$967	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	$1,126
		1,125,279
Total Mortgage Backed Securities		9,504,465
Corporate Bonds (19.5%)
Diversified Financial Services (4.5%)
40,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	44,200
1,000,000	Springleaf Finance Corp., Series J, 6.90%, 12/15/17, MTN	950,000
		994,200
Financial Services (10.5%)
100,000	Bank of America Corp., 6.50%, 8/1/16	113,120
225,000	Citigroup, Inc., 5.85%, 7/2/13	243,293
500,000	I-Preferred Term Securities, 2.41%, 12/11/32, Continuously Callable @ 100(a)(b)	225,000
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(d)	487,680
225,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(e)	223,313
501,365	Preferred Term Securities IX, 2.11%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	110,300
504,780	Preferred Term Securities XI, 1.91%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	138,815
973,987	Preferred Term Securities XX, 0.76%, 3/22/38, Callable 6/27/11 @ 100(b)(d)*	448,034
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	122
1,110,978	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)(d)*	163,869
176,000	Trains 10-2002, 6.32%, 1/15/12(b)(d)	179,267
		2,332,813
Insurance (1.0%)
200,000	MetLife, Inc., 6.75%, 6/1/16	236,248
Security Brokers & Dealers (3.3%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	328,978
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	550
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	405,045
		734,573
Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/8/11 @ 101.27*	48,917
Total Corporate Bonds		4,346,751
Taxable Municipal Bond (0.4%)
Wisconsin (0.4%)
85,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 7/8/11 @ 100, Enhanced by: LOC*	85,307
Total Taxable Municipal Bond		85,307
U.S. Government Agency Securities (7.2%)
1,000,000	Fannie Mae Strips, 12.14%, 11/15/16(g)	871,895
175,000	Federal Home Loan Bank, 1.00%, 9/16/20, Callable 9/16/11 @ 100(e)*	175,061
550,000	Freddie Mac, 1.25%, 8/25/15, Callable 8/25/11 @ 100, MTN(e)*	551,739
Total U.S. Government Agency Securities		1,598,695
U.S. Treasury Obligations (26.1%)
875,000	U.S. Treasury Bonds, 4.25%, 11/15/40	878,828
	U.S. Treasury Notes
1,425,000	1.25%, 9/30/15	1,416,984
200,000	2.13%, 5/31/15	207,000
750,000	2.13%, 2/29/16	769,043
1,035,000	2.25%, 11/30/17	1,036,779
550,000	2.75%, 2/15/19	558,121
400,000	3.63%, 2/15/20	426,000
500,000	3.63%, 2/15/21	525,821
Total U.S. Treasury Obligations		5,818,576
Investments in Affiliates (1.8%)
405,293	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	405,293
Total Investments in Affiliates		405,293
Total Investments (Cost $29,233,315)(h) — 99.6%		22,188,275
Other assets in excess of liabilities — 0.4%		89,424
Net Assets — 100.0%		$22,277,699

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2011.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

GO	General Obligation
LOC	Letter of Credit
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.7%)
$16,070	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$15,993
516,711	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.46%, 12/23/37(a)(b)(c)	5,167
845,636	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	8,456
11,588	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	11,557
119,807	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	117,004
255,034	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(b)	256,012
245,727	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(d)	225,993
1,110,041	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.72%, 8/5/36(a)(b)(c)	11
Total Asset Backed Securities		640,193
Mortgage Backed Securities† (35.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
152,642	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.05%, 11/25/36(b)	90,917
Alt-A - Fixed Rate Mortgage Backed Securities (12.3%)
80,695	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	69,487
95,405	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	68,702
112,689	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(b)	114,194
107,465	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	98,444
73,319	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	51,255
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	196,677
684,135	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	521,750
48,563	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	48,507
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	67,763
666,622	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	452,600
556,893	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	393,788
301,398	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(b)	271,356
40,906	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	41,165
153,960	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	155,884
188,719	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	182,644
355,882	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	360,783
179,351	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	185,415
240,928	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	245,766
83,372	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	84,214
103,141	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	102,905
22,479	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	23,186
61,134	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	61,887
85,901	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	59,918
726,929	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	637,342
324,991	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	268,994
		4,764,626
Prime Adjustable Rate Mortgage Backed Securities (2.3%)
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.14%, 8/25/35(b)	662,654
46,203	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.77%, 6/25/36(b)	41,743

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$114,241	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.12%, 4/25/29(b)	$107,585
37,580	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.60%, 6/25/36(b)	31,435
92,038	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.25%, 8/20/35(b)	51,956
		895,373
Prime Fixed Mortgage Backed Securities (16.4%)
48,621	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	50,198
95,000	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	93,345
168,918	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	172,869
2,205	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	2,179
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	35,486
166,752	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	172,676
13,585	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	14,286
472,434	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(b)	388,600
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,863
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	101,287
185,514	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	187,721
94,357	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	43,622
213,606	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	218,622
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	104,102
416	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	415
3,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	3,084
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	116,001
52,988	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	54,803
22,722	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	24,152
7,921	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	8,016
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	22,376
237,161	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	192,603
99,395	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	95,103
55,428	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	56,558
69,657	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	70,491
577,105	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	491,732
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	77,189
294,570	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	178,955
79,113	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	71,370
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	81,552
1,010	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	1,041
15,804	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(b)	15,860
105,367	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	106,257

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Fixed Mortgage Backed Securities, continued:
$17,231	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	$17,279
139,296	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.65%, 4/25/36(b)	127,796
94,112	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	92,054
155,255	JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	158,176
3,274	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	3,279
65,255	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	68,006
21,752	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	22,815
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	227,523
35,625	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	35,978
157,940	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	162,816
23,950	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	24,362
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	340,555
611,258	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	608,187
21,179	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	21,779
30,850	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	30,344
153,803	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	159,439
114,613	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	118,939
64,511	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	21,662
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	540,564
51,120	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	54,394
9,633	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	9,361
10,812	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	11,241
65,309	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	67,269
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	81,465
91,038	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	95,283
		6,364,980
U.S. Government Agency Mortgage Backed Securities (4.3%)
37,104	Fannie Mae, 2.56%, 12/1/27, Pool #422279(b)	39,141
4,546	Fannie Mae, 4.50%, 5/1/19, Pool #761398	4,870
1,760	Fannie Mae, 5.00%, 3/1/18, Pool #688031	1,901
6,057	Fannie Mae, 5.00%, 8/1/33, Pool #730856	6,489
4,776	Fannie Mae, 5.00%, 7/1/35, Pool #832198	5,109
121,455	Fannie Mae, 5.15%, 2/1/33, Pool #683235(b)	128,637
3,430	Fannie Mae, 5.50%, 2/1/33, Pool #683351	3,740
1,612	Fannie Mae, 5.50%, 9/1/34, Pool #725773	1,755
37,967	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	42,587
25,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	27,545
44,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	49,558
57,401	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	65,796
3,614	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	3,792
34,896	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	40,108
160,604	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.98%, 8/25/42(b)	171,068
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(b)	45,531
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	325,114

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$39,933	Freddie Mac, 2.38%, 4/1/24, Pool #409624(b)	$40,138
97,677	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	104,232
15,035	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	15,122
24,809	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	27,406
18,721	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	20,325
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	71,039
2,339	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	2,585
6,497	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	6,562
80,800	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	91,547
26,953	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	28,534
9,502	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	10,735
6,712	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	7,440
115,608	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	122,534
21,383	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	25,131
755	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	788
15,061	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	17,411
30,322	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	35,262
21,443	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	24,986
3,123	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	3,551
17,822	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	19,346
442	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	521
7,482	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	8,885
		1,646,821
Total Mortgage Backed Securities		13,762,717
Corporate Bonds (16.1%)
Diversified Financial Services (1.9%)
250,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	276,251
500,000	Springleaf Finance Corp., Series J, 6.90%, 12/15/17, MTN	475,000
		751,251
Financial Services (7.4%)
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	103,765
100,000	Bank of America Corp., 6.50%, 8/1/16	113,120
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	105,193
200,000	Citigroup, Inc., 5.13%, 5/5/14	216,016
545,000	General Electric Capital Corp., 5.45%, 1/15/13	582,678
500,000	I-Preferred Term Securities, 2.41%, 12/11/32, Continuously Callable @ 100(a)(b)	225,000
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(d)	731,520
250,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(e)*	248,125
1,002,729	Preferred Term Securities IX, 2.11%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	220,600
504,780	Preferred Term Securities XI, 1.91%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	138,814
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	61
176,000	Trains 10-2002, 6.32%, 1/15/12(b)(d)	179,267
		2,864,159
Insurance (0.5%)
175,000	MetLife, Inc., 6.75%, 6/1/16	206,716
Security Brokers & Dealers (3.4%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	548,298
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	350
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	776,798
		1,325,446
Telecommunications (0.7%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/8/11 @ 101.27*	132,077

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Telecommunications, continued:
$126,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/11/11 @ 101.27*	$123,271
		255,348
Telecommunications-Services & Equipment (2.2%)
500,000	AT&T Mobility LLC, 6.50%, 12/15/11	515,922
250,000	Verizon Communications, Inc., 8.75%, 11/1/18	327,941
		843,863
Total Corporate Bonds		6,246,783
Taxable Municipal Bonds (1.5%)
Missouri (1.2%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	138,197
345,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	350,157
		488,354
Wisconsin (0.3%)
105,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 7/8/11 @ 100, Enhanced by: LOC*	105,379
Total Taxable Municipal Bond		593,733
U.S. Government Agency Securities (9.3%)
	Fannie Mae
350,000	1.00%, 1/27/16, Callable 1/27/12 @ 100(e)*	352,067
500,000	1.50%, 7/13/15, Callable 7/13/11 @ 100(e)*	500,908
300,000	1.63%, 10/26/15	300,438
350,000	2.00%, 1/11/21, Callable 7/11/11 @ 100(e)*	350,404
350,000	2.25%, 3/9/23, Callable 9/9/11 @ 100(e)*	351,121
	Fannie Mae Strips
500,000	12.14%, 11/15/16(g)	435,948
	Federal Home Loan Bank
260,000	1.00%, 9/16/20, Callable 9/16/11 @ 100(e)*	260,091
500,000	1.25%, 6/30/15, Callable 6/30/11 @ 100(e)*	500,334
	Freddie Mac
550,000	1.25%, 8/25/15, Callable 8/25/11 @ 100, MTN(e)*	551,739
Total U.S. Government Agency Securities		3,603,050
U.S. Treasury Obligations (34.2%)
3,225,000	U.S. Treasury Bonds, 4.25%, 11/15/40	3,239,109
	U.S. Treasury Notes
250,000	1.25%, 8/31/15	249,004
2,450,000	1.25%, 9/30/15	2,436,219
500,000	1.25%, 10/31/15	496,211
1,000,000	1.38%, 5/15/13	1,018,010
1,650,000	2.25%, 11/30/17	1,652,836
500,000	2.75%, 2/15/19	507,383
500,000	3.63%, 2/15/20	532,500
3,000,000	3.63%, 2/15/21	3,154,923
Total U.S. Treasury Obligations		13,286,195
Investments in Affiliates (1.2%)
471,802	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	471,802
Total Investments in Affiliates		471,802
Total Investments (Cost $43,254,733)(h) — 99.5%		38,604,473
Other assets in excess of liabilities — 0.5%		192,494
Net Assets — 100.0%		$38,796,967

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2011.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

May 31, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks (51.2%)
Aerospace/Defense (0.3%)
1,595	Curtiss-Wright Corp.	$54,406
960	General Dynamics Corp.	71,251
2,035	Raytheon Co.	102,523
		228,180
Agriculture (0.0%)
105	Bunge Ltd. ADR	7,817
30	Monsanto Co.	2,131
		9,948
Airlines (0.1%)
680	Alaska Air Group, Inc.(a)	45,927
225	United Continental Holdings, Inc.(a)	5,434
		51,361
Apparel / Footwear (0.6%)
14,688	Foot Locker, Inc.	366,319
Apparel Manufacturers (0.8%)
20	Coach, Inc.	1,273
539	Columbia Sportswear Co.	35,358
1,037	Guess?, Inc.	47,412
1,619	NIKE, Inc., Class B	136,724
45	Polo Ralph Lauren Corp.	5,705
664	The Warnaco Group, Inc.(a)	36,620
2,528	VF Corp.	251,966
		515,058
Auto Manufacturers (0.4%)
8,813	Ford Motor Co.(a)	131,490
3,125	General Motors Co.(a)	99,406
160	Tesla Motors, Inc.(a)	4,823
		235,719
Auto Parts & Equipment (0.1%)
1,290	Johnson Controls, Inc.	51,084
Automotive Parts (0.3%)
55	Federal-Mogul Corp.(a)	1,274
2,347	Navistar International Corp.(a)	154,597
605	TRW Automotive Holdings Corp.(a)	34,406
		190,277
Banking (2.8%)
575	BancorpSouth, Inc.	7,383
25,171	Bank of America Corp.	295,759
685	Commerce Bancshares, Inc.	29,304
4,590	East West Bancorp, Inc.	92,213
10,865	First Niagara Financial Group, Inc.	154,283
1,445	Fulton Financial Corp.	16,097
5,650	J.P. Morgan Chase & Co.	244,306
55	Northern Trust Corp.	2,683
6,657	Peoples United Financial, Inc.	88,871
6,469	PNC Financial Services Group	403,795
1,722	Simmons First National Corp., Class A	45,013
385	The Charles Schwab Corp.	6,934
20,592	TrustCo Bank Corp. NY	121,905
6,163	U.S. Bancorp	157,773
1,540	Washington Federal, Inc.	24,471
5,440	Wells Fargo & Co.	154,333
		1,845,123
Beverages (0.6%)
2,785	Coca-Cola Enterprises, Inc.	80,459
860	Diageo PLC ADR	73,177
3,300	PepsiCo, Inc.	234,696
200	The Coca-Cola Co.	13,362
		401,694
Biotechnology (0.1%)
842	Life Technologies Corp.(a)	43,759
70	Regeneron Pharmaceuticals, Inc.(a)	4,201
		47,960
Broadcasting/Cable (0.8%)
17,006	CBS Corp., Class B	475,318
1,680	Comcast Corp., Class A	42,403
		517,721
Building Materials (0.1%)
540	Armstrong World Industries, Inc.	25,926
1,301	Nucor Corp.	55,084
		81,010
Business Equipment & Services (0.1%)
930	Paychex, Inc.	30,039
1,420	Pitney Bowes, Inc.	33,924
		63,963
Chemicals (0.8%)
1,945	Airgas, Inc.	134,361
470	Cabot Corp.	19,848
510	Cytec Industries, Inc.	28,657
1,352	E.I. du Pont de Nemours & Co.	72,062
235	Eastman Chemical Co.	24,875
260	Ecolab, Inc.	14,269
1,410	Huntsman Corp.	26,719
610	Intrepid Potash, Inc.(a)	19,636
200	PPG Industries, Inc.	17,740
729	Praxair, Inc.	77,157
380	RPM International, Inc.	8,930
1,280	The Dow Chemical Co.	46,246
1,000	The Mosaic Co.	70,850
		561,350
Coal (0.2%)
4,985	Arch Coal, Inc.	149,002
Commercial Services (0.1%)
565	CoreLogic, Inc.(a)	10,232
1,215	Genpact Ltd.(a)	19,464
610	Jacobs Engineering Group, Inc.(a)	28,097
100	Towers Watson & Co., Class A	6,345
		64,138
Computer Software & Services (0.9%)
5,270	Adobe Systems, Inc.(a)	182,500
250	Cognizant Technology Solutions Corp., Class A(a)	19,010
5,560	Compuware Corp.(a)	56,656
865	DST Systems, Inc.	43,484
450	EMC Corp.(a)	12,812
280	FactSet Research Systems, Inc.	31,041

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
1,805	Liberty Media Corp., Class A(a)	$32,869
185	Micros Systems, Inc.(a)	9,446
4,340	Microsoft Corp.	108,543
2,985	Oracle Corp.	102,147
		598,508
Computers & Peripherals (2.8%)
2,194	Apple Computer, Inc.(a)	763,139
28,616	Cisco Systems, Inc.	480,749
610	Dell, Inc.(a)	9,809
410	Hewlett-Packard Co.	15,326
60	International Business Machines Corp.	10,136
680	Lexmark International, Inc., Class A(a)	20,250
9,630	NetApp, Inc.(a)	527,435
		1,826,844
Construction (0.1%)
1,395	M.D.C. Holdings, Inc.	37,595
765	URS Corp.(a)	33,706
		71,301
Consumer Products (0.9%)
1,360	Avon Products, Inc.	40,406
2,161	JAKKS Pacific, Inc.(a)	42,853
10,458	Mattel, Inc.	276,039
895	The Estee Lauder Cos., Inc., Class A	91,746
2,090	The Procter & Gamble Co.	140,030
		591,074
Distribution/Wholesale (0.2%)
190	Fastenal Co.	6,304
1,757	Genuine Parts Co.	96,284
445	MSC Industrial Direct Co., Inc., Class A	30,932
385	Tech Data Corp.(a)	18,237
		151,757
Diversified Financial Services (0.4%)
520	CME Group, Inc.	148,595
977	Goldman Sachs Group, Inc.	137,493
		286,088
Diversified Manufacturing Operations (1.9%)
270	3M Co.	25,482
5,710	Corning, Inc.	115,056
2,058	Danaher Corp.	112,223
225	Dover Corp.	15,127
2,619	Eaton Corp.	135,324
19,098	General Electric Co.	375,085
1,013	Harsco Corp.	33,946
470	Leggett & Platt, Inc.	12,140
3,322	Packaging Corp. of America	96,670
3,515	Parker Hannifin Corp.	312,308
2,077	Textron, Inc.	47,522
150	Tyco International Ltd.	7,402
		1,288,285
Drugs Wholesale (0.0%)
315	AmerisourceBergen Corp.	12,984
Electric Integrated (0.8%)
940	Consolidated Edison, Inc.	49,876
8,350	Duke Energy Corp.	156,563
415	Integrys Energy Group, Inc.	21,721
2,085	Northwestern Corp.	68,951
45	OGE Energy Corp.	2,298
2,195	Pepco Holdings, Inc.	43,834
4,435	Southern Co.	177,755
		520,998
Electrical Components & Equipment (0.3%)
1,620	GrafTech International Ltd.(a)	34,247
5,243	Molex, Inc.	143,501
		177,748
Electronic Components/Instruments (1.3%)
1,785	Agilent Technologies, Inc.(a)	89,018
920	Amphenol Corp., Class A	49,735
1,320	AVX Corp.	20,764
3,703	Emerson Electric Co.	201,999
780	Itron, Inc.(a)	39,975
1,650	Jabil Circuit, Inc.	35,607
1,782	L-3 Communications Holdings, Inc.	145,500
2,847	Thermo Fisher Scientific, Inc.(a)	186,336
3,730	Vishay Intertechnology, Inc.(a)	59,195
		828,129
Energy-Alternative Sources (0.1%)
635	Energizer Holdings, Inc.(a)	48,927
Engineering & Construction (0.1%)
1,457	McDermott International, Inc.(a)	30,918
Entertainment (0.3%)
10,305	Activision Blizzard, Inc.	123,557
395	Carnival Corp.	15,330
1,874	DreamWorks Animation SKG, Inc.(a)	44,807
1,400	Regal Entertainment Group, Class A	18,970
610	The Madison Square Garden Co., Class A(a)	16,781
		219,445
Financial Services (2.2%)
120	Automatic Data Processing, Inc.	6,613
4,115	Bank of New York Mellon Corp.	115,673
1,040	BlackRock, Inc.	213,783
3,715	Capitol Federal Financial, Inc.	44,394
1,559	Coinstar, Inc.(a)	82,830
7,124	Discover Financial Services	169,836
1,082	Eaton Vance Corp.	34,137
255	Federated Investors, Inc., Class B	6,536
3,855	Janus Capital Group, Inc.	39,822
2,175	Legg Mason, Inc.	73,602
1,295	Morgan Stanley	31,287
3,885	Ocwen Financial Corp.(a)	46,698

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
1,845	Raymond James Financial, Inc.	$65,940
1,015	Royal Gold, Inc.	62,950
110	SEI Investments Co.	2,600
1,280	SLM Corp.(a)	21,811
2,304	T. Rowe Price Group, Inc.	145,843
1,160	The NASDAQ OMX Group, Inc.(a)	29,603
2,063	Visa, Inc.	167,227
745	Waddell & Reed Financial, Inc., Class A	28,757
3,165	Western Union Co.	65,073
		1,455,015
Food Products & Services (1.0%)
2,215	ConAgra Foods, Inc.	56,327
95	Corn Products International, Inc.	5,389
3,048	Flowers Foods, Inc.	101,590
5,130	Hormel Foods Corp.	150,463
3,234	Safeway, Inc.	79,880
2,306	Sysco Corp.	74,276
9,230	Tyson Foods, Inc., Class A	175,555
		643,480
Food-Miscellaneous/Diversified (0.6%)
3,945	H.J. Heinz Co.	216,660
5,284	Snyders-Lance, Inc.	112,338
890	Whole Foods Market, Inc.	54,432
		383,430
Forest Products & Paper (0.3%)
200	Plum Creek Timber Co., Inc.	8,104
7,435	Weyerhaeuser Co.	160,150
		168,254
Gas (0.1%)
1,080	Sempra Energy	59,584
Health Care (1.1%)
1,225	Community Health Systems, Inc.(a)	35,084
1,695	Coventry Health Care, Inc.(a)	59,630
2,654	Express Scripts, Inc.(a)	158,072
1,335	Health Net, Inc.(a)	42,840
1,665	Humana, Inc.(a)	134,082
6,310	UnitedHealth Group, Inc.	308,875
		738,583
Healthcare-Products (0.4%)
2,428	CareFusion Corp.(a)	70,363
2,620	Herbalife Ltd.	147,454
535	The Cooper Cos., Inc.	40,077
996	Thoratec Corp.(a)	34,631
		292,525
Healthcare-Services (0.2%)
1,271	Alere, Inc.(a)	50,840
235	Brookdale Senior Living, Inc.(a)	6,065
3,846	NutriSystem, Inc.	54,460
495	SXC Health Solutions Corp.(a)	29,175
		140,540
Home Builders (0.0%)
920	Toll Brothers, Inc.(a)	20,010
Home Furnishings (0.1%)
40	Mohawk Industries, Inc.(a)	2,661
1,185	Tempur-Pedic International, Inc.(a)	77,072
		79,733
Hotels (0.1%)
110	Choice Hotels International, Inc.	3,920
3,953	Orient-Express Hotels Ltd.(a)	46,211
635	Starwood Hotels & Resorts Worldwide, Inc.	38,722
		88,853
Human Resources (0.2%)
925	Manpower, Inc.	56,545
1,815	Robert Half International, Inc.	50,040
		106,585
Insurance (1.6%)
980	Aflac, Inc.	46,834
10	Alleghany Corp.(a)	3,332
285	Aon Corp.	14,863
1,880	Arthur J. Gallagher & Co.	53,975
700	Aspen Insurance Holdings Ltd.	18,802
3,800	Axis Capital Holdings Ltd.	125,172
780	Cincinnati Financial Corp.	23,727
580	Endurance Specialty Holdings Ltd.	23,554
8,310	Fidelity National Financial, Inc., Class A	132,794
3,042	Lincoln National Corp.	89,283
5,890	Marsh & McLennan Cos., Inc.	180,646
255	Mercury General Corp.	10,626
6,970	Old Republic International Corp.	86,637
435	Protective Life Corp.	10,501
425	The Chubb Corp.	27,876
2,825	The Hartford Financial Services Group, Inc.	75,286
710	Torchmark Corp.	47,073
1,971	Willis Group Holdings PLC	81,796
		1,052,777
Internet (0.9%)
7,944	eBay, Inc.(a)	247,614
65	F5 Networks, Inc.(a)	7,383
526	Google, Inc., Class A(a)	278,265
1,145	IAC/InterActiveCorp(a)	42,113
630	WebMD Health Corp.(a)	30,038
		605,413
Leisure Time (0.0%)
400	Penn National Gaming, Inc.(a)	16,200
Machinery & Equipment (1.5%)
2,905	AGCO Corp.(a)	150,101
1,466	Babcock & Wilcox Co.(a)	41,121
990	Caterpillar, Inc.	104,742

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Machinery & Equipment, continued:
760	Gardner Denver, Inc.	$63,673
2,625	Kennametal, Inc.	109,541
490	Roper Industries, Inc.	40,900
4,441	Terex Corp.(a)	131,676
3,620	Timken Co.	186,865
295	Tractor Supply Co.	18,632
1,392	United Technologies Corp.	122,176
		969,427
Machinery-Diversified (0.2%)
2,071	Teleflex, Inc.	128,609
Media (0.1%)
40	DIRECTV, Class A(a)	2,011
145	Discovery Communications, Inc., Class A(a)	6,316
1,525	Meredith Corp.	48,205
90	News Corp., Class A	1,651
330	Thomson Reuters Corp.	12,860
435	Viacom, Inc., Class B	21,928
		92,971
Medical Equipment & Supplies (0.7%)
1,138	Becton, Dickinson & Co.	99,632
375	DENTSPLY International, Inc.	14,715
90	Henry Schein, Inc.(a)	6,464
45	Hill-Rom Holdings, Inc.	2,054
3,006	Hologic, Inc.(a)	64,629
270	Johnson & Johnson	18,168
745	Medtronic, Inc.	30,322
4,625	PerkinElmer, Inc.	128,066
1,831	Stryker Corp.	114,254
		478,304
Medical-Biotechnology (0.1%)
505	Myriad Genetics, Inc.(a)	12,832
1,830	Pharmaceutical Product Development, Inc.	52,796
		65,628
Metals (0.2%)
1,069	Allegheny Technologies, Inc.	71,623
875	Cliffs Natural Resources, Inc.	79,362
		150,985
Metals-Processing & Fabrication (1.4%)
10,566	Alcoa, Inc.	177,614
10,669	Cameco Corp.	299,372
2,465	Carpenter Technology Corp.	129,585
6,490	Commercial Metals Co.	96,636
2,256	Freeport-McMoran Copper & Gold, Inc.	116,500
25	Newmont Mining Corp.	1,414
1,605	Shaw Group, Inc.(a)	58,631
790	Titanium Metals Corp.(a)	14,797
		894,549
Mining (0.0%)
290	Compass Minerals International, Inc.	26,961
Oil & Gas Exploration, Production and Services (2.4%)
1,215	Apache Corp.	151,389
1,534	Baker Hughes, Inc.	113,409
125	Core Laboratories NV	12,836
1,000	Diamond Offshore Drilling, Inc.	73,670
1,495	Forest Oil Corp.(a)	44,701
2,385	Noble Corp.	99,860
6,481	Petrohawk Energy Corp.(a)	171,552
10,940	Questar Corp.	189,590
1,024	Sasol ADR	54,907
4,480	Southwestern Energy Co.(a)	196,090
1,937	Ultra Petroleum Corp.(a)	94,177
9,705	Valero Energy Corp.	266,887
7,151	Weatherford International Ltd.(a)	141,375
		1,610,443
Oil & Gas Services (0.1%)
2,075	Key Energy Services, Inc.(a)	36,686
Oil-Integrated Companies (3.2%)
3,105	Chevron Corp.	325,746
6,322	ConocoPhillips	462,897
4,899	Exxon Mobil Corp.	408,919
9,700	Marathon Oil Corp.	525,449
801	Occidental Petroleum Corp.	86,388
375	SEACOR Holdings, Inc.	37,376
3,452	Sunoco, Inc.	139,771
2,345	Total SA ADR	135,049
		2,121,595
Packaging & Containers (0.2%)
1,245	Ball Corp.	49,190
2,365	Bemis Co., Inc.	78,329
		127,519
Paper Products (0.0%)
210	International Paper Co.	6,556
605	Temple-Inland, Inc.	14,363
		20,919
Pharmaceuticals (2.2%)
6,449	Abbott Laboratories	336,960
370	Amgen, Inc.(a)	22,400
11,676	Bristol-Myers Squibb Co.	335,802
1,220	Charles River Laboratories International, Inc.(a)	47,189
5,215	Eli Lilly & Co.	200,673
5,110	Forest Laboratories, Inc.(a)	183,960
1,861	Merck & Co., Inc.	68,392
2,150	Perrigo Co.	183,954
2,177	Roche Holding AG ADR	95,614
55	Warner Chilcott PLC, Class A	1,326
		1,476,270
Pipelines (0.8%)
435	El Paso Corp.	9,157
1,110	Magellan Midstream Partners LP	65,557
633	ONEOK Partners LP	52,754
728	ONEOK, Inc.	51,753
2,225	Spectra Energy Corp.	61,388
10,181	The Williams Cos., Inc.	319,581
		560,190
Printing & Publishing (0.2%)
1,375	R.R. Donnelley & Sons Co.	29,343
725	The McGraw-Hill Cos., Inc.	30,791

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Printing & Publishing, continued:
985	VistaPrint NV(a)	$48,442
		108,576
Real Estate Investment Trusts (1.4%)
1,505	American Campus Communities, Inc.	53,187
4,155	Annaly Capital Management, Inc.	75,330
1,129	Camden Property Trust	72,572
760	CB Richard Ellis Group, Inc.(a)	20,087
1,355	CommonWealth REIT	35,365
4,505	Duke Realty Corp.	67,755
685	Health Care REIT, Inc.	36,435
800	Hospitality Properties Trust	19,744
1,185	Jones Lang LaSalle, Inc.	115,123
1,565	Liberty Property Trust	56,434
6,319	MFA Financial, Inc.	52,069
10	Public Storage	1,183
7,561	Redwood Trust, Inc.	117,574
1,055	Senior Housing Properties Trust	25,478
265	SL Green Realty Corp.	23,853
2,689	Sovran Self Storage, Inc.	112,830
685	UDR, Inc.	17,851
		902,870
REITS (0.0%)
20	Rayonier, Inc.	1,328
55	Simon Property Group, Inc.	6,493
120	Vornado Realty Trust	11,806
		19,627
Restaurants (0.8%)
1,300	Brinker International, Inc.	33,514
275	Chipotle Mexican Grill, Inc., Class A(a)	79,494
3,192	McDonald’s Corp.	260,276
2,290	Starbucks Corp.	84,249
1,548	Yum! Brands, Inc.	85,635
		543,168
Retail (2.5%)
4,281	Aeropostale, Inc.(a)	80,911
2,512	America’s Car-Mart, Inc.(a)	70,964
105	American Eagle Outfitters, Inc.	1,392
7,305	Barnes & Noble, Inc.	143,324
1,325	Cash America International, Inc.	68,980
2,380	Chico’s FAS, Inc.	35,890
910	CVS Corp.	35,208
155	Dollar General Corp.(a)	5,436
1,677	Dollar Tree, Inc.(a)	106,892
800	Home Depot, Inc.	29,024
2,140	J.C. Penney Co., Inc.	75,820
35	Kohl’s Corp.	1,863
1,090	Limited Brands, Inc.	43,556
155	Lowe’s Cos., Inc.	3,742
295	Macy’s, Inc.	8,520
2,316	Nordstrom, Inc.	108,458
3,330	O’Reilly Automotive, Inc.(a)	200,166
40	Ross Stores, Inc.	3,278
10,087	SUPERVALU, Inc.	103,493
4,423	Target Corp.	219,071
1,025	The Gap, Inc.	19,885
280	Wal-Mart Stores, Inc.	15,462
4,685	Walgreen Co.	204,407
1,875	Williams-Sonoma, Inc.	73,406
		1,659,148
Savings & Loans (0.5%)
20,107	New York Community Bancorp, Inc.	325,733
Semiconductors (1.4%)
235	Altera Corp.	11,301
5,270	Applied Materials, Inc.	72,621
1,665	Atmel Corp.(a)	25,008
1,497	Broadcom Corp., Class A	53,862
780	Cree, Inc.(a)	34,234
3,310	Fairchild Semiconductor International, Inc.(a)	59,745
10,217	Intel Corp.	229,985
970	International Rectifier Corp.(a)	27,917
155	KLA-Tencor Corp.	6,681
1,005	Lam Research Corp.(a)	47,230
3,481	Maxim Integrated Products, Inc.	94,857
4,102	Microchip Technology, Inc.	162,152
2,600	Teradyne, Inc.(a)	41,600
2,341	Xilinx, Inc.	83,527
		950,720
Software (0.0%)
885	Allscripts Healthcare Solutions, Inc.(a)	17,797
15	VMware, Inc., Class A(a)	1,460
		19,257
Technology (0.1%)
604	Waters Corp.(a)	59,530
Telecommunications (1.4%)
760	ADTRAN, Inc.	32,574
5,550	AT&T, Inc.	175,158
2,945	CenturyTel, Inc.	127,195
385	NeuStar, Inc., Class A(a)	10,303
2,446	NII Holdings, Inc.(a)	106,792
27,845	Sprint Nextel Corp.(a)	162,893
200	Telephone and Data Systems, Inc.	6,540
2,121	Telus Corp.	111,013
5,135	Verizon Communications, Inc.	189,635
		922,103
Telecommunications-Services & Equipment (0.6%)
305	Motorola Solutions, Inc.(a)	14,600
4,410	QUALCOMM, Inc.	258,382
1,560	TW Telecom, Inc.(a)	33,852
3,220	Virgin Media, Inc.	105,037
		411,871
Tobacco & Tobacco Products (0.8%)
6,930	Altria Group, Inc.	194,456
1,425	Philip Morris International, Inc.	102,244

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Shares
or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Tobacco & Tobacco Products, continued:
6,570	Reynolds American, Inc.	$261,354
		558,054
Transportation (0.1%)
635	Alexander & Baldwin, Inc.	31,096
Transportation & Shipping (0.8%)
1,480	FedEx Corp.	138,587
1,323	Norfolk Southern Corp.	96,989
26,035	Southwest Airlines Co.	307,994
320	Thor Industries, Inc.	10,336
45	United Parcel Service, Inc., Class B	3,307
		557,213
Utilities (0.0%)
195	Constellation Energy Group	7,250
Utilities-Electric (0.2%)
3,216	Ameren Corp.	95,547
20	ITC Holdings Corp.	1,446
2,320	Westar Energy, Inc.	63,081
		160,074
Utilities-Natural Gas (0.1%)
2,535	UGI Corp.	83,097
Waste Disposal (0.0%)
165
	Waste Management, Inc.	6,415
Water (0.1%)
1,285	American Water Works Co., Inc.	38,563
Total Common Stocks		34,009,316
Business Development Companies (0.1%)
2,315	Ares Capital Corp.	38,938
Total Business Development Companies		38,938
Asset Backed Securities (0.2%)
$5,022	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	4,998
2,897	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	2,889
77,676	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.95%, 9/25/33(c)	32,479
102,199	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(c)	95,038
277,510	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.72%, 8/5/36(b)(c)(d)	3
Total Asset Backed Securities		135,407
Mortgage Backed Securities† (15.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
531,787	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 4.77%, 4/25/37(c)	310,028
Alt-A - Fixed Rate Mortgage Backed Securities (5.2%)
315,411	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	288,674

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$299,619	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	$303,125
246,116	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	182,972
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	62,582
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	135,040
78,863	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	78,971
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	43,210
342,068	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	260,875
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	29,848
22,391	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	21,812
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(c)	168,653
196,932	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	191,072
24,098	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	24,582
184,569	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	189,562
148,461	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	155,212
599,586	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(c)	545,138
146,924	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(c)	135,691
228,703	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(c)	128,148
64,308	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	64,011
42,699	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	29,784
16,067	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	16,189
193,848	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	169,958
92,855	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	76,856
181,050	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	174,020
		3,475,985
Prime Adjustable Rate Mortgage Backed Securities (0.9%)
49,174	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.09%, 9/25/34(c)	28,399
393,173	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.78%, 5/26/37(c)(e)	401,100
6,101	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A3, 5.71%, 8/25/37(c)	99
187,068	JPMorgan Re-Remic, Series 2009-7, Class 5A1, 6.00%, 2/27/37(c)(e)	191,093
		620,691
Prime Fixed Mortgage Backed Securities (6.0%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(c)	294,288
100,000	Bank of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	102,122
100,000	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	82,791
81,382	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	82,758
102,138	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	104,735
50,000	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	51,852
169,452	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	172,266
95,266	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.84%, 7/25/37(c)	89,315
107,021	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.10%, 5/25/35(c)	100,157

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
Prime Fixed Mortgage Backed Securities, continued:
$378,172	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	$378,497
425	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	424
37,580	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	38,301
71,551	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	28,023
157,602	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.08%, 11/25/35(c)	110,708
13,252	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	12,506
58,354	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	58,724
142,296	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	115,562
255,477	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	244,444
206,109	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	175,618
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	30,335
70,357	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	49,117
63,852	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	65,159
18,406	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	18,678
106,323	GSR Mortgage Loan Trust, 5.50%, 3/25/35	108,022
19,713	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	18,745
231,221	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	217,349
13,578	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	14,214
59,106	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	60,929
311,619	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33(c)	316,392
75,466	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	77,343
284,788	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	258,522
7,132	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	7,193
46,310	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	47,700
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	330,733
102,800	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	97,491
		3,961,013
U.S. Government Agency Mortgage Backed Securities (2.4%)
49,800	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	52,472
496,899	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	501,024
162,814	Fannie Mae, 4.50%, 4/1/35, Pool #814522	170,368
5,745	Fannie Mae, 5.00%, 3/1/18, Pool #681351	6,204
4,902	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	4,948
147,426	Fannie Mae, 5.50%, 10/1/35, Pool #838584	160,448
16,891	Fannie Mae, 6.00%, 5/1/35, Pool #357778	18,670
23,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	25,897
115,708	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	121,197
25,711	Freddie Mac, 2.01%, 6/1/28, Pool #605508(c)	25,837
110,795	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	118,670
9,716	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	10,490
10,364	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	11,189
20,208	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	20,773
12,372	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	13,466
11,494	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	12,558
650	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	656

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Continued
May 31, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$34,388	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	$39,193
148,708	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	169,782
3,326	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	3,692
51,835	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	57,625
4,460	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	5,166
24,431	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	28,411
		1,578,736
Total Mortgage Backed Securities		9,946,453
Corporate Bonds (6.3%)
Aerospace/Defense (0.8%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	520,717
Diversified Financial Services (1.1%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	274,844
250,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	276,251
150,000	Springleaf Finance Corp., Series J, 6.90%, 12/15/17, MTN	142,500
		693,595
Financial Services (3.0%)
750,000	Bank of America Corp., 6.50%, 8/1/16	848,402
125,000	BP Capital Markets PLC, 3.63%,5/8/14	131,491
100,000	Citigroup, Inc., 5.50%, 4/11/13	106,959
375,000	Citigroup, Inc., 5.85%, 7/2/13	405,488
150,000	Citigroup, Inc., 6.50%, 8/19/13	164,921
250,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(c)*	248,125
194,797	Preferred Term Securities XX, 0.76%, 3/22/38, Callable 6/27/11 @ 100(c)(e)*	89,607
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36(b)(d)	37
260,681	Regional Diversified Funding, 1.59%, 1/25/36(b)(c)(d)	1,303
		1,996,333
Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13(e)	268,329
Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15	219,863
Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	281,890
Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	219,319
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	175
		219,494
Total Corporate Bonds		4,200,221
Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	159,570
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	102,368
Total Taxable Municipal Bond		261,938
U.S. Government Agency Securities (6.6%)
	Fannie Mae
500,000	1.50%, 7/13/15, Callable 7/13/11 @ 100(g)*	500,908
250,000	1.63%, 10/26/15 Series 3	250,365
250,000	2.00%, 2/25/16, Callable 8/25/11 @ 100(g)*	251,137
250,000	2.00%, 1/11/21, Callable 7/11/11 @ 100(g)*	250,289
250,000	2.25%, 3/9/23, Callable 9/9/11 @ 100(g)*	250,801
344,163	4.00%, 4/1/25	359,360
500,000	5.00%, 2/13/17	574,670
300,000	Fannie Mae Strips, 12.14%, 11/15/16(h)	261,569

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Shares
or
Principal
Amount	Security Description	Value
U.S. Government Agency Securities, continued:
	Freddie Mac
$500,000	1.00%, 9/22/14, Callable 6/22/11 @ 100, MTN(g)*	$500,159
150,000	1.00%, 9/30/15, Callable 6/30/11 @ 100, MTN(g)*	150,113
300,000	1.25%, 8/25/15, Callable 8/25/11 @ 100, MTN(g)*	300,948
600,000	2.50%, 1/7/14	626,117
82,213	5.00%, 6/15/28	83,692
Total U.S. Government Agency Securities		4,360,128
U.S. Treasury Obligations (13.2%)
1,425,000	U.S. Treasury Bonds, 4.25%, 11/15/40	1,431,235
	U.S. Treasury Notes
825,000	1.25%, 9/30/15	820,359
300,000	2.13%, 2/29/16	307,617
1,125,000	2.25%, 11/30/17	1,126,934
500,000	2.75%, 2/28/18	514,336
810,000	2.75%, 2/15/19	821,961
400,000	3.63%, 2/15/20	426,000
1,250,000	3.63%, 2/15/21	1,314,551
1,000,000	4.50%, 11/15/15	1,133,359
750,000	4.50%, 2/15/16	851,543
Total U.S. Treasury Obligations		8,747,895
Investment Companies (4.9%)
36,307	iShares MSCI EAFE Index Fund	2,253,212
21,415	iShares MSCI Emerging Markets Index Fund	1,039,698
Total Investment Companies		3,292,910
Investments in Affiliates (1.7%)
1,132,776	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(c)	1,132,776
Total Investments in Affiliates		1,132,776
Total Investments (Cost $58,767,072)(i)—99.6%		66,125,982
Other assets in excess of liabilities — 0.4%		243,900
Net Assets — 100.0%		$66,369,882

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(d)	Issuer has deferred on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2011.
(h)	Rate represents the effective yield at purchase.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
ADR	American Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
May 31, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks (97.4%)
Apparel Manufacturers (2.0%)
10,237	NIKE, Inc., Class B	$864,515
Auto Manufacturers (3.1%)
49,300	Ford Motor Co.(a)	735,556
19,859	General Motors Co.(a)	631,715
		1,367,271
Banking (4.2%)
57,622	Bank of America Corp.	677,058
8,414	PNC Financial Services Group	525,202
25,125	U.S. Bancorp	643,200
		1,845,460
Beverages (1.7%)
10,396	PepsiCo, Inc.	739,363
Chemicals (1.1%)
4,455	Praxair, Inc.	471,517
Computers & Peripherals (14.1%)
8,174	Apple Computer, Inc.(a)	2,843,163
97,568	Cisco Systems, Inc.	1,639,142
31,805	NetApp, Inc.(a)	1,741,960
		6,224,265
Consumer Products (1.4%)
23,209	Mattel, Inc.	612,601
Diversified Financial Services (1.9%)
6,105	Goldman Sachs Group, Inc.	859,157
Diversified Manufacturing Operations (5.8%)
36,290	Corning, Inc.	731,243
12,855	Danaher Corp.	700,983
57,790	General Electric Co.	1,134,996
		2,567,222
Electronic Components/Instruments (3.4%)
12,111	Emerson Electric Co.	660,655
13,043	Thermo Fisher Scientific, Inc.(a)	853,664
		1,514,319
Financial Services (4.1%)
17,001	Discover Financial Services	405,304
10,213	T. Rowe Price Group, Inc.	646,483
9,630	Visa, Inc.	780,607
		1,832,394
Food-Miscellaneous/Diversified (1.4%)
11,290	H.J. Heinz Co.	620,047
Health Care (1.7%)
12,421	Express Scripts, Inc.(a)	739,795
Insurance (0.8%)
12,642	Lincoln National Corp.	371,043
Internet (4.9%)
28,619	eBay, Inc.(a)	892,054
2,422	Google, Inc., Class A(a)	1,281,287
		2,173,341
Machinery & Equipment (2.7%)
16,436	Terex Corp.(a)	487,327
8,276	United Technologies Corp.	726,385
		1,213,712
Medical Equipment & Supplies (3.2%)
8,180	Becton, Dickinson & Co.	716,159
11,425	Stryker Corp.	712,920
		1,429,079
Metals-Processing & Fabrication (5.0%)
39,970	Alcoa, Inc.	671,896
31,950	Cameco Corp.	896,517
12,394	Freeport-McMoran Copper & Gold, Inc.	640,026
		2,208,439
Oil & Gas Exploration, Production and Services (10.5%)
7,349	Apache Corp.	915,685
9,748	Baker Hughes, Inc.	720,670
8,042	Noble Corp.	336,718
40,267	Petrohawk Energy Corp.(a)	1,065,867
16,670	Southwestern Energy Co.(a)	729,646
44,180	Weatherford International Ltd.(a)	873,439
		4,642,025
Oil-Integrated Companies (1.4%)
2,500	Exxon Mobil Corp.	208,675
6,795	Total SA ADR	391,324
		599,999
Pharmaceuticals (1.9%)
30,021	Bristol-Myers Squibb Co.	863,404
Pipelines (2.7%)
37,834	The Williams Cos., Inc.	1,187,609
Restaurants (1.2%)
6,803	McDonald’s Corp.	554,717
Retail (7.8%)
15,676	Aeropostale, Inc.(a)	296,276
47,161	Barnes & Noble, Inc.	925,299
14,498	O’Reilly Automotive, Inc.(a)	871,475
27,015	Target Corp.	1,338,053
		3,431,103
Savings & Loans (0.9%)
24,939	New York Community Bancorp, Inc.	404,012
Semiconductors (0.8%)
9,312	Broadcom Corp., Class A	335,046
Telecommunications (2.3%)
172,320	Sprint Nextel Corp.(a)	1,008,072
Telecommunications-Services & Equipment (2.1%)
15,681	QUALCOMM, Inc.	918,750
Transportation & Shipping (3.3%)
9,406	FedEx Corp.	880,778

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
May 31, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
7,835	Norfolk Southern Corp.	$574,384
		1,455,162
Total Common Stocks		43,053,439
Investments in Affiliates (2.2%)
958,450	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	958,450
Total Investments in Affiliates		958,450
Total Investments (Cost $37,199,895)(c) — 99.6%		44,011,889
Other assets in excess of liabilities — 0.4%		178,058
Net Assets — 100.0%		$44,189,947

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2011.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
May 31, 2011 (Unaudited)

1.  Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of May 31, 2011, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (each referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of May 31, 2011, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets.
• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities, and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of May 31, 2011, of each Fund’s investments based on the inputs utilized in determining the value of such investment:

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund Name	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
U.S. Treasury Fund
Corporate Bonds[1]	$-	$135,963,660	$-	$135,963,660
U.S. Treasury Obligations	-	127,636,678	-	127,636,678
Repurchase Agreements	-	688,434,021	-	688,434,021
Total Investments	-	952,034,359	-	952,034,359
Cash Management Fund
Certificates of Deposit[1]	-	165,000,000	-	165,000,000
Commercial Paper[1]	-	203,353,407	-	203,353,407
Corporate Bonds[1]	-	10,003,148	-	10,003,148
U.S. Government Agency Securities	-	54,995,229	-	54,995,229
Repurchase Agreements	-	323,628,434	-	323,628,434
Total Investments	-	756,980,218	-	756,980,218
Tax-Free Money Market Fund
Municipal Bonds[2]	-	315,613,750	-	315,613,750
Commercial Paper[2]	-	22,258,000	-	22,258,000
Investment Companies	5,675,636	-	-	5,675,636
Total Investments	5,675,636	337,871,750	-	343,547,386
Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	-	35,657,555	-	35,657,555
Investments in Affiliates	707,480	-	-	707,480
Total Investments	707,480	35,657,555	-	36,365,035
Short Term Income Fund
Asset Backed Securities	-	4,429,548	-	4,429,548
Mortgage Backed Securities[3]	-	31,967,175	-	31,967,175
Corporate Bonds[1]	-	9,790,020	-	9,790,020
U.S. Government Agency Securities	-	11,819,505	-	11,819,505
U.S. Treasury Obligations	-	28,941,670	-	28,941,670
Investments in Affiliates	6,490,795	-	-	6,490,795
Total Investments	6,490,795	86,947,918	-	93,438,713
Intermediate Bond Fund
Asset Backed Securities	-	429,188	-	429,188
Mortgage Backed Securities[3]	-	9,504,465	-	9,504,465
Corporate Bonds[1]	-	4,346,751	-	4,346,751
Taxable Municiapl Bonds[2]	-	85,307	-	85,307
U.S. Government Agency Securities	-	1,598,695	-	1,598,695
U.S. Treasury Obligations	-	5,818,576	-	5,818,576
Investments in Affiliates	405,293	-	-	405,293
Total Investments	405,293	21,782,982	-	22,188,275
Bond Fund
Asset Backed Securities	-	640,193	-	640,193
Mortgage Backed Securities[3]	-	13,762,717	-	13,762,717
Corporate Bonds[1]	-	6,246,783	-	6,246,783
Taxable Municiapl Bonds[2]	-	593,733	-	593,733
U.S. Government Agency Securities	-	3,603,050	-	3,603,050
U.S. Treasury Obligations	-	13,286,195	-	13,286,195
Investments in Affiliates	471,802	-	-	471,802
Total Investments	471,802	38,132,671	-	38,604,473
Balanced Fund
Common Stocks[1]	34,009,316	-	-	34,009,316
Business Development Companies	38,938	-	-	38,938
Asset Backed Securities	-	135,407	-	135,407
Mortgage Backed Securities[3]	-	9,946,453	-	9,946,453
Corporate Bonds[1]	-	4,200,221	-	4,200,221
Taxable Municiapl Bonds[2]	-	261,938	-	261,938
U.S. Government Agency Securities	-	4,360,128	-	4,360,128
U.S. Treasury Obligations	-	8,747,895	-	8,747,895
Investment Companies	3,292,910	-	-	3,292,910
Investments in Affiliates	1,132,776	-	-	1,132,776
Total Investments	38,473,940	27,652,042	-	66,125,982
U.S. Large Cap Equity Fund
Common Stocks[1]	43,053,439	-	-	43,053,439
Investments in Affiliates	958,450	-	-	958,450
Total Investments	44,011,889	-	-	44,011,889

1.	Please see the Schedule of Portfolio Investments for industry classification.
2.	Please see the Schedule of Portfolio Investments for State classification.
3.	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2 or 3 as of May 31, 2011, based on levels assigned to securities on August 31, 2010. During the nine months ended May 31, 2011, there were no Level 3 securities in the Funds.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities (i.e., securities with 60 days or fewer to maturity) are valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value. Closed-end mutual funds are valued at their market values based upon the latest available sale price. Open-end and closed-end mutual funds are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and/or marketable securities equal in value to commitments for when-issued securities. As of May 31, 2011, the Funds held no when-issued securities.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2011, the Cash Management Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, and the Balanced Fund held restricted securities representing 16.30%, 5.97%, 8.44%, 5.22%, and 1.44% of net assets, respectively. The restricted securities held as of May 31, 2011, are identified below:

	Acquisition	Acquisition	Principal	Amortized Cost/
Security	Date	Cost	Amount	Value
Cash Management Fund:
Allianz Finance Corp, 0.14%, 6/17/11	5/18/2011	$19,997,667	$20,000,000	$19,998,756
National Australia Funding, 0.34%, 7/11/11	1/21/2011	24,960,219	25,000,000	24,990,694
Nestle Capital Corp, 0.21%, 9/9/11	4/12/2011	29,973,925	30,000,000	29,982,500
Proctor & Gamble Co., 0.11%, 6/20/11	5/16/2011	18,498,022	18,500,000	18,498,926
Westpac Banking Corp., 0.29%,. 11/2/11	5/2/2011	4,992,589	5,000,000	4,993,797
Westpac Banking Corp., 0.46%, 11/29/11	12/6/2010	24,885,958	25,000,000	24,942,181

Short-Term Income Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	7/28/2003	28,785	30,131	29,987
Alesco Preferred Funding Ltd., Series 8A, Class C2	7/24/2007	1,050,849	1,072,463	37,536
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	21,554	23,177	23,113
Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1	6/6/2007	7,027	7,023	7,198
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1	12/14/2009	755,848	770,307	800,765
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5	3/30/2010	815,363	831,208	824,156
I-Preferred Term Securities IV, 1.06%, 6/24/34	3/8/2006	1,470,000	1,500,000	975,000
Jackson National Life Global 5.38% 5/8/13	7/20/2009	492,395	500,000	536,659
JPMorgan Re-Remic, Series 2009-05 Class 2A1	8/27/2010	399,324	401,693	394,507
JPMorgan Re-Remic, Series 2009-07 Class 2A1	12/9/2010	595,638	595,638	604,626
JPMorgan Re-Remic, Series 2009-07 Class 8A1	10/1/2009	358,582	373,523	379,787
JPMorgan Re-Remic, Series 2009-07 Class 12A1	9/2/2009	360,689	375,718	382,785
Preferred Term Securities IX, 2.11%, 4/3/33	3/17/2003	501,365	501,365	110,300
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122
Preferred Term Securities V, 2.41%, 4/3/32	9/14/2006	305,967	307,273	3,073
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,651,699	2,664,099	27
Trains 10-2002, 6.32% 1/15/12	8/10/2010	337,389	334,400	340,606

Intermediate Bond Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	6/8/2004	16,238	17,074	16,993
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	532,073	671,724	6,717
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	845,636	8,456
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	15,088	16,224	16,180
I-Preferred Term Securities, 2.41%, 12/11/32	4/9/2003	502,835	500,000	225,000
JBG/Rockville NCI Campus LLC, Series 10-A	8/27/2010	500,000	500,000	487,680
Ocwen Residential MBS Corp Serires 1998-R1	6/2/2006	84,874	84,874	78,949
Preferred Term Securities IX, 2.11%, 4/3/33	3/18/2003	501,365	501,365	110,300
Preferred Term Securities XI, 1.91%, 9/24/33	9/12/2003	504,780	504,780	138,815
Preferred Term Securities XX, 0.76%, 3/22/38	12/21/2007	880,319	973,987	448,034
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122
Preferred Term Securities XXVI, 6.19%, 9/22/37	11/8/2007	961,668	1,110,978	163,869
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,213,183	2,220,083	22
Trains 10-2002, 6.32% 1/15/12	8/10/2010	177,573	176,000	179,267

Bond Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	7/28/2003	15,352	16,070	15,993
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	409,287	516,711	5,167
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	845,636	8,456
American International Group Inc. 4.25% 5/15/13	10/19/2004	94,000	100,000	103,765
Atherton Franchisee Loan Funding., Series 1999-A, Class A2	9/19/2003	10,777	11,588	11,557
I-Preferred Term Securities, 2.41%, 12/11/32	4/9/2003	502,835	500,000	225,000
JBG/Rockville NCI Campus LLC, Series 10-A	8/27/2010	750,000	750,000	731,520
JPMorgan Re-Remic, Series 2009-7, Class 12A1	9/2/2009	149,045	155,255	158,176
Preferred Term Securities IX, 2.11%, 4/3/33	3/18/2003	1,002,729	1,002,729	220,600
Preferred Term Securities XI, 1.91%, 9/24/33	9/12/2003	504,780	504,780	138,814
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	199,206	203,271	61
Structural Assets Securities Corp. Series 2003-AL2, Class A	11/17/2009	200,267	245,727	225,993
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	1,106,591	1,110,041	11
Trains 10-2002, 6.81% 1/15/12	8/10/2010	177,573	176,000	179,267

Balanced Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	12/9/2003	4,959	5,022	4,998
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/9/2003	2,694	2,897	2,889
Credit Suisse Mortgage Capital Certificates, Series 2009-8R Class 5A1	3/30/2010	393,173	393,173	401,100
Jackson National Life Global 5.38% 5/8/13	7/20/2009	246,198	250,000	268,329
JPMorgan Re-Remic, Series 2009-07, Class 5A1	4/28/2010	185,197	187,068	191,093
Preferred Term Securities XX, 0.76%, 3/22/38	12/21/2007	176,064	194,797	89,607
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	119,523	121,963	37
Regional Diversified Funding, 1.59%, 1/25/36	1/9/2007	252,318	260,681	1,303
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/21/2007	275,810	277,510	3

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities while the Fund seeks to assert its rights.

3.  Concentration of Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of May 31, 2011, (as a percentage of value):

	Tax-Free	Intermediate
	Money Market	Tax-Free
	Fund	Bond Fund
Airport	7.3%	-
Education	9.7%	-
Facilities	9.8%	1.5%
General	-	0.3%
General Obligation	28.8%	50.3%
Higher Education	8.7%	1.8%
Medical	6.5%	0.7%
Multifamily Housing	1.3%	-
Nursing Homes	9.6%	-
Pollution	7.5%	0.1%
School District	2.9%	32.8%
Transportation	6.1%	0.1%
Utilities	-	5.9%
Water	-	3.6%
Investments in Affliliates	-	1.9%
Other assets	1.8%	1.0%

4.  Federal Income Taxes:

At May 31, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Tax
				Unrealized
	Tax Cost of	Tax Unrealized	Tax Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
Intermediate Tax-Free Bond Fund	$34,769,160	$1,689,351	$(93,476)	$1,595,875
Short-Term Income Fund	102,713,027	1,580,149	(10,854,463)	(9,274,314)
Intermediate Bond Fund	29,095,798	1,015,849	(7,923,372)	(6,907,523)
Bond Fund	43,155,924	1,484,876	(6,036,327)	(4,551,451)
Balanced Fund	59,104,976	9,070,616	(2,049,610)	7,021,006
U.S. Large Cap Equity Fund	37,385,837	7,474,973	(848,921)	6,626,052

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	July 26, 2011

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	July 26, 2011

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 26, 2011